Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.10	$ 0.1	$ 0.10	$ 5.00
Common shares outstanding (in shares)	24,114,232	24,114,232	24,114,232	241,142,651